Trade receivables (Details) DKK in Millions	12 Months Ended
Dec. 31, 2017 DKK
Trade receivables
Overdue trade receivables	DKK 0.0
Provision for bad debts	0.0
Losses on trade receivables	DKK 0.0
Minimum
Trade receivables
Due period trade receivables related to royalty	30 days
Maximum
Trade receivables
Due period trade receivables related to royalty	60 days